UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06730

                   AllianceBernstein Premier Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
October 31, 2004  (unaudited)

Company                                                                         Shares        U.S. $ Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS-99.7%
Technology-39.7%
Communication Equipment-10.2%
Cisco Systems, Inc.(a)*                                                        4,552,830    $    87,459,864
Corning, Inc.(a)*                                                              9,355,500        107,120,475
Juniper Networks, Inc.(a)*                                                     5,299,100        141,009,051
QUALCOMM, Inc.                                                                 3,404,300        142,333,783
                                                                                            ---------------
                                                                                                477,923,173
                                                                                            ---------------
Computer Hardware/Storage-6.6%
Apple Computer, Inc.(a)                                                          897,800         47,161,434
Dell, Inc.(a)*                                                                 5,251,750        184,126,355
EMC Corp.(a)                                                                   6,184,700         79,597,089
                                                                                            ---------------
                                                                                                310,884,878
                                                                                            ---------------
Computer Peripherals-0.2%
Network Appliance, Inc.(a)*                                                      431,650         10,562,475
                                                                                            ---------------
Computer Software-6.7%
Electronic Arts, Inc.(a)*                                                      3,173,600        142,558,112
Microsoft Corp.                                                                1,636,000         45,791,640
Symantec Corp.(a)*                                                             2,218,850        126,341,319
                                                                                            ---------------
                                                                                                314,691,071
                                                                                            ---------------
Internet Infrastructure-4.4%
eBay, Inc.(a)*                                                                 2,098,200        204,805,302
                                                                                            ---------------
Internet Media-5.5%
Yahoo!, Inc.(a)*                                                               7,163,500        259,247,065
                                                                                            ---------------
Semi-Conductor Capital Equipment-0.7%
Applied Materials, Inc.(a)                                                     1,987,350         31,996,335
                                                                                            ---------------
Semi-Conductor Components-5.4%
Broadcom Corp. Cl.A(a)                                                         2,670,100         72,226,205
Intel Corp.                                                                    2,446,850         54,466,881
Marvell Technology Group, Ltd. (Bermuda)(a)*                                   2,423,550         69,240,824
Maxim Integrated Products, Inc.*                                                 488,800         21,502,312
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)*                   5,058,630         38,293,829
                                                                                            ---------------
                                                                                                255,730,051
                                                                                            ---------------
                                                                                              1,865,840,350
                                                                                            ---------------
Health Care-20.7%
Biotechnology-2.7%
Amgen, Inc.(a)                                                                 2,262,250        128,495,800
                                                                                            ---------------

Drugs-5.5%
Forest Laboratories, Inc.(a)*                                                  1,049,350    $    46,801,010
Pfizer, Inc.                                                                   4,691,850        135,829,058
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)*                           3,022,500         78,585,000
                                                                                            ---------------
                                                                                                261,215,068
                                                                                            ---------------
Medical Products-8.1%
Alcon, Inc. (Switzerland)*                                                     1,131,550         80,566,360
Boston Scientific Corp.(a)                                                     2,697,750         95,230,575
Cephalon, Inc.(a)*                                                               166,500          7,937,055
St. Jude Medical, Inc.(a)*                                                     1,469,300        112,504,301
Zimmer Holdings, Inc.(a)*                                                      1,067,600         82,835,084
                                                                                            ---------------
                                                                                                379,073,375
                                                                                            ---------------
Medical Services-4.4%
Caremark Rx, Inc.(a)*                                                            227,800          6,827,166
UnitedHealth Group, Inc.                                                       1,778,700        128,777,880
WellPoint Health Networks, Inc.(a)*                                              714,300         69,758,538
                                                                                            ---------------
                                                                                                205,363,584
                                                                                            ---------------
                                                                                                974,147,827
                                                                                            ---------------
Consumer Services-14.7%
Broadcasting & Cable-2.3%
The E.W. Scripps Co. Cl.A*                                                     1,723,700         82,254,964
Univision Communications, Inc. Cl.A(a)*                                          832,160         25,763,674
                                                                                            ---------------
                                                                                                108,018,638
                                                                                            ---------------
Entertainment & Leisure-1.0%
Carnival Corp. (Panama)*                                                         872,800         44,128,768
DreamWorks Animation SKG, Inc. Cl.A(a)                                            43,400          1,694,770
                                                                                            ---------------
                                                                                                 45,823,538
                                                                                            ---------------
Restaurants & Lodging-1.0%
Starbucks Corp.(a)*                                                              942,200         49,823,536
                                                                                            ---------------
Retail - General Merchandise-9.7%
Amazon.com, Inc.(a)*                                                             642,500         21,928,525
Bed Bath & Beyond, Inc.(a)                                                     2,398,300         97,826,657
Lowe's Cos., Inc.*                                                             3,540,380        199,252,586
Target Corp.*                                                                  2,068,800        103,481,376
Wal-Mart Stores, Inc.                                                            671,200         36,191,104
                                                                                            ---------------
                                                                                                458,680,248
                                                                                            ---------------
Miscellaneous-0.7%
Apollo Group, Inc. Cl.A(a)                                                       481,200         31,759,200
                                                                                            ---------------
                                                                                                694,105,160
                                                                                            ---------------
Finance-13.9%
Banking - Money Center-1.7%
J. P. Morgan Chase & Co.                                                       2,048,800         79,083,680
                                                                                            ---------------

Brokerage & Money Management-1.6%
Franklin Resources, Inc.*                                                         43,243    $     2,621,391
Merrill Lynch & Co., Inc.                                                      1,346,100         72,608,634
                                                                                            ---------------
                                                                                                 75,230,025
                                                                                            ---------------
Insurance-5.6%
AFLAC, Inc.                                                                      679,750         24,389,430
American International Group, Inc.                                             2,515,850        152,737,253
The Progressive Corp.*                                                           907,801         84,924,784
                                                                                            ---------------
                                                                                                262,051,467
                                                                                            ---------------
Miscellaneous-5.0%
Citigroup, Inc.                                                                2,195,835         97,429,199
MBNA Corp.                                                                     5,400,800        138,422,504
                                                                                            ---------------
                                                                                                235,851,703
                                                                                            ---------------
                                                                                                652,216,875
                                                                                            ---------------
Consumer Staples-3.2%
Cosmetics-2.0%
Avon Products, Inc.                                                            2,407,000         95,196,850
                                                                                            ---------------
Household Products-1.2%
The Procter & Gamble Co.*                                                      1,078,100         55,177,158
                                                                                            ---------------
                                                                                                150,374,008
                                                                                            ---------------
Energy-2.9%
Domestic Producers-0.3%
XTO Energy, Inc.                                                                 422,400         14,099,712
                                                                                            ---------------
Oil Service-2.6%
Halliburton Co.                                                                  492,300         18,234,792
Nabors Industries, Ltd. (Bermuda)(a)                                           2,109,260        103,606,851
                                                                                            ---------------
                                                                                                121,841,643
                                                                                            ---------------
                                                                                                135,941,355
                                                                                            ---------------
Capital Goods-2.7%
Miscellaneous-2.7%
General Electric Co.                                                           3,688,700        125,858,444
                                                                                            ---------------
Consumer Manufacturing-1.9%
Building & Related-1.9%
D.R. Horton, Inc.*                                                               291,000          8,730,000
Pulte Homes, Inc.                                                              1,437,300         78,879,024
                                                                                            ---------------
                                                                                                 87,609,024
                                                                                            ---------------
Total Common Stocks
(cost $3,730,549,126)                                                                         4,686,093,043
                                                                                            ---------------

                                                                               Shares or
                                                                               Principal
                                                                                  Amount
                                                                                   (000)      U.S. $ Value
                                                                         ---------------    ---------------
SHORT-TERM INVESTMENT-1.1%
Time Deposit-1.1%
State Street Euro Dollar
1.10%, 11/01/04
(cost $53,604,000)                                                       $        53,604    $    53,604,000

Total Investments Before Security Lending
Collateral-100.8%
(cost $3,784,153,126)                                                                         4,739,697,043
                                                                                            ---------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-12.6%
Short-Term Investment
UBS Private Money Market Fund, LLC, 1.70%
(cost $593,326,234)                                                          593,326,234        593,326,234
                                                                                            ---------------

Total Investments-113.4%
(cost $4,377,479,360)                                                                         5,333,023,277
Other assets less liabilities-(13.4%)                                                          (631,086,266)
                                                                                            ---------------

Net Assets-100%                                                                             $ 4,701,937,011
                                                                                            ---------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.
      Glossary:
      ADR - American Depositary Receipt.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.      DESCRIPTION OF EXHIBIT

        11 (a) (1)       Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a) (2)       Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Premier Growth Fund, Inc.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        President

Date:   December 28, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   December 28, 2004